Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2010
Distribution Date	11/15/10
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$60,588,438.90	0.2766595	$33,317,057.67	0.1521327	$27,271,381.23
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$802,438,438.90	0.8351339	$775,167,057.67	0.8067514	$27,271,381.23

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	54.59		53.68
Pool Receivables Balance	$951,896,744.79		$926,332,239.43
Remaining Number of Receivables	59,801		59,187

Adjusted Pool Balance	$930,604,134.80		$905,892,441.63

III. COLLECTIONS

Principal:
Principal Collections	$24,795,486.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$213,008.89
Total Principal Collections	$25,008,495.44

Interest:
Interest Collections	$4,024,180.22
Late Fees & Other Charges	$43,630.70
Interest on Repurchase Principal	$-
Total Interest Collections	$4,067,810.92

Collection Account Interest	$4,887.45
Reserve Account Interest	$1,030.91
Servicer Advances	$-

Total Collections	$29,082,224.72

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2010
Distribution Date	11/15/10
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$29,082,224.72
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,082,224.72
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$793,247.29		$793,247.29	$793,247.29
Collection Account Interest					$4,887.45
Late Fees & Other Charges					$43,630.70
Total due to Servicer					$841,765.44

3. Class A Noteholders Interest:
Class A-1 Notes		$20,775.96		$20,775.96
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$969,078.05		$969,078.05	$969,078.05

Available Funds Remaining:					$27,271,381.23

4. Principal Distribution Amount:					$27,271,381.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$27,271,381.23
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		49,721,215.49		$27,271,381.23
Total Noteholders Principal				$27,271,381.23

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,292,609.99
Beginning Period Amount	$21,292,609.99
Current Period Amortization	$852,812.19
Ending Period Required Amount	$20,439,797.80
Ending Period Amount	$20,439,797.80
Next Distribution Date Required Amount	$19,605,692.17

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$128,165,695.90	$130,725,383.96	$153,175,218.22
Overcollateralization as a % of Adjusted Pool		13.77%	14.43%	16.91%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2010
Distribution Date	11/15/10
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	58,565	98.91%	$916,213,599.10
30 – 60 Days	0.81%	480	0.83%	$7,686,709.42
61 – 90 Days	0.20%	121	0.23%	$2,095,383.31
91 + Days	0.04%	21	0.04%	$336,547.60
		59,187		$926,332,239.43
Total
Delinquent Receivables 61 + days past due	0.24%	142	0.26%	$2,431,930.91
Delinquent Receivables 61 + days past due	0.23%	138	0.24%	$2,249,132.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	140	0.25%	$2,484,379.09
Three-Month Average Delinquency Ratio	0.23%		0.25%

Repossession in Current Period		73		$1,332,891.01
Repossession Inventory		94		$1,738,541.67

Charge-Offs
Gross Principal of Charge-Off for Current Period				$769,018.81
Recoveries				$(213,008.89)
Net Charge-offs for Current Period				$556,009.92

Beginning Pool Balance for Current Period				$951,896,744.79

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.66%

Cumulative Net Losses for All Periods				$2,094,704.16
Cumulative Net Losses as a % of Initial Pool Balance				0.19%

Principal Balance of Extensions				$3,592,499.63
Number of Extensions				187

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